Vanguard® Total Inflation-Protected Securities ETF
Schedule of Investments (unaudited)
As of December 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (99.5%)
U.S. Government Securities (99.5%)
	United States Treasury Inflation Indexed Bonds	0.375%	1/15/2027	1,550	1,531
	United States Treasury Inflation Indexed Bonds	2.375%	1/15/2027	768	775
	United States Treasury Inflation Indexed Bonds	0.125%	4/15/2027	1,985	1,949
	United States Treasury Inflation Indexed Bonds	0.375%	7/15/2027	1,761	1,741
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/2027	1,989	2,005
	United States Treasury Inflation Indexed Bonds	0.500%	1/15/2028	1,796	1,765
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/2028	743	749
	United States Treasury Inflation Indexed Bonds	1.250%	4/15/2028	1,964	1,956
	United States Treasury Inflation Indexed Bonds	3.625%	4/15/2028	759	796
	United States Treasury Inflation Indexed Bonds	0.750%	7/15/2028	1,560	1,542
	United States Treasury Inflation Indexed Bonds	2.375%	10/15/2028	2,021	2,082
	United States Treasury Inflation Indexed Bonds	0.875%	1/15/2029	1,346	1,326
	United States Treasury Inflation Indexed Bonds	2.500%	1/15/2029	687	709
	United States Treasury Inflation Indexed Bonds	2.125%	4/15/2029	2,059	2,104
	United States Treasury Inflation Indexed Bonds	3.875%	4/15/2029	873	941
	United States Treasury Inflation Indexed Bonds	0.250%	7/15/2029	1,588	1,531
	United States Treasury Inflation Indexed Bonds	1.625%	10/15/2029	2,144	2,166
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/2030	1,793	1,702
	United States Treasury Inflation Indexed Bonds	1.625%	4/15/2030	2,223	2,236
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/2030	1,975	1,865
	United States Treasury Inflation Indexed Bonds	1.125%	10/15/2030	2,279	2,246
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/2031	2,036	1,900
	United States Treasury Inflation Indexed Bonds	0.125%	7/15/2031	2,074	1,923
	United States Treasury Inflation Indexed Bonds	0.125%	1/15/2032	2,254	2,060
	United States Treasury Inflation Indexed Bonds	3.375%	4/15/2032	319	353
	United States Treasury Inflation Indexed Bonds	0.625%	7/15/2032	2,339	2,196
	United States Treasury Inflation Indexed Bonds	1.125%	1/15/2033	2,313	2,221
	United States Treasury Inflation Indexed Bonds	1.375%	7/15/2033	2,266	2,210
	United States Treasury Inflation Indexed Bonds	1.750%	1/15/2034	2,394	2,382
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/2034	2,487	2,499
	United States Treasury Inflation Indexed Bonds	2.125%	1/15/2035	2,612	2,661
	United States Treasury Inflation Indexed Bonds	1.875%	7/15/2035	2,709	2,704
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/2040	402	398
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/2041	604	591
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/2042	944	734
	United States Treasury Inflation Indexed Bonds	0.625%	2/15/2043	766	570
	United States Treasury Inflation Indexed Bonds	1.375%	2/15/2044	1,049	878
	United States Treasury Inflation Indexed Bonds	0.750%	2/15/2045	1,160	845
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/2046	592	446
	United States Treasury Inflation Indexed Bonds	0.875%	2/15/2047	727	524
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/2048	524	383
	United States Treasury Inflation Indexed Bonds	1.000%	2/15/2049	479	344
	United States Treasury Inflation Indexed Bonds	0.250%	2/15/2050	745	429
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/2051	734	396
	United States Treasury Inflation Indexed Bonds	0.125%	2/15/2052	881	465
	United States Treasury Inflation Indexed Bonds	1.500%	2/15/2053	798	622
	United States Treasury Inflation Indexed Bonds	2.125%	2/15/2054	813	731
	United States Treasury Inflation Indexed Bonds	2.375%	2/15/2055	792	752
Total U.S. Government and Agency Obligations (Cost $66,399)					65,934
				Shares
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund (Cost $21)	3.780%		206	21
Total Investments (99.6%) (Cost $66,420)					65,955
Other Assets and Liabilities—Net (0.4%)					294
Net Assets (100%)					66,249
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of December 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	65,934	—	65,934
Temporary Cash Investments	21	—	—	21
Total	21	65,934	—	65,955